Schedule of Investments Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.4%
Boeing Co.*	4,059	$812,774
General Dynamics Corp.	1,701	360,782
HEICO Corp.	313	42,690
HEICO Corp., Class A	552	60,554
L3Harris Technologies, Inc.	1,439	301,168
Lockheed Martin Corp.	1,800	700,434
Northrop Grumman Corp.	1,092	403,931
Raytheon Technologies Corp.	10,991	991,279
TransDigm Group, Inc.*	384	236,617
		3,910,229
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,243	142,299
FedEx Corp.	1,793	440,827
United Parcel Service, Inc., Class B	5,351	1,082,025
		1,665,151
Airlines - 0.2%
Delta Air Lines, Inc.*	4,694	186,305
Southwest Airlines Co.*	4,341	194,303
United Airlines Holdings, Inc.*	2,375	101,840
		482,448
Auto Components - 0.1%
Aptiv plc*	1,985	271,111

Automobiles - 2.4%
Ford Motor Co.	28,835	585,351
General Motors Co.*	10,667	562,471
Lucid Group, Inc.*	4,027	118,354
Tesla, Inc.*	5,968	5,590,344
		6,856,520
Banks - 4.0%
Bank of America Corp.	52,844	2,438,222
Citigroup, Inc.	14,563	948,343
Citizens Financial Group, Inc.	3,118	160,483
Fifth Third Bancorp	5,011	223,641
First Republic Bank	1,314	228,097
Huntington Bancshares, Inc.	10,585	159,410
JPMorgan Chase & Co.	21,678	3,221,352
KeyCorp	6,822	170,959
M&T Bank Corp.	940	159,217
PNC Financial Services Group, Inc. (The)	3,104	639,393
Regions Financial Corp.	6,987	160,282
SVB Financial Group*	432	252,245
Truist Financial Corp.	9,810	616,264

Investments	Shares	Value
US Bancorp	9,891	$575,557
Wells Fargo & Co.	29,243	1,573,273
		11,526,738
Beverages - 1.5%
Brown-Forman Corp., Class B	1,340	90,356
Coca-Cola Co.	28,532	1,740,738
Constellation Brands, Inc., Class A	1,203	286,013
Keurig Dr Pepper, Inc.	5,402	205,006
Monster Beverage Corp.*	2,752	238,653
PepsiCo, Inc.	10,145	1,760,361
		4,321,127
Biotechnology - 2.0%
AbbVie, Inc.	12,971	1,775,599
Alnylam Pharmaceuticals, Inc.*	880	121,088
Amgen, Inc.	4,133	938,770
Biogen, Inc.*	1,078	243,628
BioMarin Pharmaceutical, Inc.*	1,347	119,385
Exact Sciences Corp.*	1,264	96,519
Gilead Sciences, Inc.	9,215	632,886
Horizon Therapeutics plc*	1,660	154,928
Incyte Corp.*	1,374	102,129
Moderna, Inc.*	2,590	438,565
Regeneron Pharmaceuticals, Inc.*	778	473,483
Seagen, Inc.*	979	131,685
Vertex Pharmaceuticals, Inc.*	1,870	454,504
		5,683,169
Building Products - 0.4%
Carrier Global Corp.	6,349	302,720
Johnson Controls International plc	5,191	377,229
Masco Corp.	1,790	113,361
Trane Technologies plc	1,745	302,060
		1,095,370
Capital Markets - 3.2%
Ameriprise Financial, Inc.	819	249,230
Bank of New York Mellon Corp. (The)	5,567	329,900
BlackRock, Inc., Class A	1,050	864,087
Blackstone, Inc.	5,047	666,053
Carlyle Group, Inc. (The)	1,016	51,867
Charles Schwab Corp. (The)	11,037	967,945
CME Group, Inc., Class A	2,642	606,339
Coinbase Global, Inc., Class A*	213	40,502
Goldman Sachs Group, Inc. (The)	2,491	883,508
Intercontinental Exchange, Inc.	4,143	524,752
KKR & Co., Inc.	4,286	304,992
MarketAxess Holdings, Inc.	279	96,110
Moody's Corp.	1,185	406,455
Morgan Stanley	10,525	1,079,234
MSCI, Inc., Class A	607	325,425

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
Nasdaq, Inc.	854	$153,045
Northern Trust Corp.	1,524	177,759
Raymond James Financial, Inc.	1,358	143,771
S&P Global, Inc.	1,768	734,109
State Street Corp.	2,676	252,882
T Rowe Price Group, Inc.	1,645	254,037
		9,112,002
Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,623	457,881
Albemarle Corp.	860	189,836
Celanese Corp., Class A	800	124,568
Corteva, Inc.	5,344	256,940
Dow, Inc.	5,422	323,856
DuPont de Nemours, Inc.	3,799	291,003
Eastman Chemical Co.	985	117,146
Ecolab, Inc.	1,826	345,936
FMC Corp.	927	102,313
International Flavors & Fragrances, Inc.	1,876	247,482
Linde plc	3,760	1,198,236
LyondellBasell Industries NV, Class A	1,923	186,012
PPG Industries, Inc.	1,738	271,476
Sherwin-Williams Co.	1,770	507,123
		4,619,808
Commercial Services & Supplies - 0.4%
Cintas Corp.	643	251,754
Copart, Inc.*	1,561	201,759
Republic Services, Inc., Class A	1,535	195,958
Rollins, Inc.	1,664	51,334
Waste Management, Inc.	2,820	424,241
		1,125,046
Communications Equipment - 0.8%
Arista Networks, Inc.*	1,642	204,117
Cisco Systems, Inc. (Delaware)	30,949	1,722,930
Motorola Solutions, Inc.	1,240	287,606
		2,214,653
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	457	177,828
Vulcan Materials Co.	974	185,362
		363,190
Consumer Finance - 0.6%
Ally Financial, Inc.	2,539	121,161
American Express Co.	4,600	827,172
Capital One Financial Corp.	3,125	458,531
Discover Financial Services	2,150	248,863
Synchrony Financial	4,008	170,701
		1,826,428

Investments	Shares	Value
Containers & Packaging - 0.3%
Amcor plc	11,219	$134,740
Avery Dennison Corp.	609	125,101
Ball Corp.	2,371	230,223
Crown Holdings, Inc.	934	106,850
International Paper Co.	2,835	136,789
		733,703
Distributors - 0.1%
Genuine Parts Co.	1,041	138,692
Pool Corp.	294	140,018
		278,710
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	13,436	4,205,737

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	52,384	1,335,792
Verizon Communications, Inc.	30,379	1,617,074
		2,952,866
Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,694	333,938
Avangrid, Inc.	528	24,668
Duke Energy Corp.	5,652	593,798
Edison International	2,787	174,996
Entergy Corp.	1,471	164,414
Eversource Energy	2,523	225,783
Exelon Corp.	7,170	415,502
FirstEnergy Corp.	3,992	167,504
NextEra Energy, Inc.	14,393	1,124,380
PG&E Corp.*	11,064	141,509
PPL Corp.	5,500	163,240
Southern Co.	7,791	541,397
Xcel Energy, Inc.	3,942	274,600
		4,345,729
Electrical Equipment - 0.5%
AMETEK, Inc.	1,697	232,099
Eaton Corp. plc	2,929	464,042
Emerson Electric Co.	4,379	402,649
Generac Holdings, Inc.*	461	130,177
Plug Power, Inc.*	3,804	83,193
Rockwell Automation, Inc.	852	246,415
		1,558,575
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	4,392	349,560
CDW Corp.	995	188,105
Cognex Corp.	1,292	85,866
Corning, Inc.	5,629	236,643
Keysight Technologies, Inc.*	1,351	228,076
TE Connectivity Ltd.	2,399	343,081

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
Teledyne Technologies, Inc.*	343	$144,550
Trimble, Inc.*	1,837	132,558
Zebra Technologies Corp., Class A*	392	199,575
		1,908,014
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	6,400	175,616
Halliburton Co.	6,557	201,562
Schlumberger NV	10,274	401,405
		778,583
Entertainment - 1.6%
Activision Blizzard, Inc.	5,711	451,226
AMC Entertainment Holdings, Inc., Class A*††	3,766	60,482
Electronic Arts, Inc.	2,074	275,137
Live Nation Entertainment, Inc.*	989	108,305
Netflix, Inc.*	3,252	1,389,059
Roku, Inc., Class A*	858	140,755
Take-Two Interactive Software, Inc.*	848	138,512
Walt Disney Co.*	13,332	1,906,077
		4,469,553
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,040	202,634
American Tower Corp.	3,340	840,009
AvalonBay Communities, Inc.	1,027	250,824
Boston Properties, Inc.	1,038	116,339
Crown Castle International Corp.	3,168	578,191
Digital Realty Trust, Inc.	2,081	310,548
Duke Realty Corp.	2,793	161,380
Equinix, Inc.	660	478,434
Equity Residential	2,508	222,535
Essex Property Trust, Inc.	480	159,600
Extra Space Storage, Inc.	983	194,821
Healthpeak Properties, Inc.	3,945	139,535
Invitation Homes, Inc.	4,369	183,411
Mid-America Apartment Communities, Inc.	846	174,851
Prologis, Inc.	5,421	850,120
Public Storage	1,118	400,837
Realty Income Corp.	4,147	287,843
SBA Communications Corp., Class A	799	260,027
Simon Property Group, Inc.	2,412	355,046
Sun Communities, Inc.	847	160,049
Ventas, Inc.	2,933	155,508
VICI Properties, Inc.	4,613	132,024
Welltower, Inc.	3,190	276,350
Weyerhaeuser Co.	5,486	221,799
		7,112,715

Investments	Shares	Value
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	3,242	$1,637,631
Kroger Co.	4,952	215,858
Sysco Corp.	3,754	293,375
Walgreens Boots Alliance, Inc.	5,263	261,887
Walmart, Inc.	10,431	1,458,358
		3,867,109
Food Products - 0.9%
Archer-Daniels-Midland Co.	4,097	307,275
Campbell Soup Co.	1,483	65,430
Conagra Brands, Inc.	3,515	122,181
General Mills, Inc.	4,441	305,008
Hershey Co.	1,068	210,471
Hormel Foods Corp.	2,068	98,168
J M Smucker Co.	796	111,902
Kellogg Co.	1,876	118,188
Kraft Heinz Co.	5,201	186,196
McCormick & Co., Inc.	1,826	183,166
Mondelez International, Inc., Class A	10,223	685,247
Tyson Foods, Inc., Class A	2,163	196,595
		2,589,827
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	12,976	1,653,921
ABIOMED, Inc.*	338	100,004
Align Technology, Inc.*	538	266,288
Baxter International, Inc.	3,666	313,223
Becton Dickinson & Co.	2,108	535,727
Boston Scientific Corp.*	10,441	447,919
Cooper Cos, Inc. (The)	361	143,786
Dexcom, Inc.*	712	306,502
Edwards Lifesciences Corp.*	4,586	500,791
Hologic, Inc.*	1,853	130,155
IDEXX Laboratories, Inc.*	623	316,048
Insulet Corp.*	508	125,984
Intuitive Surgical, Inc.*	2,618	743,983
Masimo Corp.*	374	82,231
Medtronic plc	9,877	1,022,171
ResMed, Inc.	1,069	244,373
STERIS plc	732	164,261
Stryker Corp.	2,465	611,443
Teleflex, Inc.	345	107,016
Zimmer Biomet Holdings, Inc.	1,531	188,344
		8,004,170
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp., Class A	1,095	149,139
Anthem, Inc.	1,783	786,285
Cardinal Health, Inc.	2,066	106,544
Centene Corp.*	4,274	332,346

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
Cigna Corp.	2,430	$560,018
CVS Health Corp.	9,687	1,031,762
HCA Healthcare, Inc.	1,758	422,008
Humana, Inc.	943	370,128
Laboratory Corp. of America Holdings*	704	191,037
McKesson Corp.	1,123	288,297
Quest Diagnostics, Inc.	901	121,653
UnitedHealth Group, Inc.	6,910	3,265,458
		7,624,675
Health Care Technology - 0.2%
Cerner Corp.	2,160	196,992
Teladoc Health, Inc.*	1,174	90,058
Veeva Systems, Inc., Class A*	1,015	240,088
		527,138
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	2,541	391,238
Booking Holdings, Inc.*	301	739,295
Caesars Entertainment, Inc.*	1,565	119,159
Carnival Corp.*	5,901	116,899
Chipotle Mexican Grill, Inc., Class A*	206	306,029
Darden Restaurants, Inc.	954	133,436
Domino's Pizza, Inc.	267	121,392
DraftKings, Inc., Class A*	2,460	54,341
Expedia Group, Inc.*	1,072	196,487
Hilton Worldwide Holdings, Inc.*	2,040	296,024
Las Vegas Sands Corp.*	2,525	110,595
Marriott International, Inc., Class A*	2,005	323,046
McDonald's Corp.	5,483	1,422,564
MGM Resorts International	2,848	121,667
Royal Caribbean Cruises Ltd.*	1,643	127,842
Starbucks Corp.	8,663	851,746
Yum! Brands, Inc.	2,152	269,366
		5,701,126
Household Durables - 0.2%
DR Horton, Inc.	2,386	212,879
Garmin Ltd.	1,111	138,231
Lennar Corp., Class A	1,991	191,355
NVR, Inc.*	24	127,853
		670,318
Household Products - 1.4%
Church & Dwight Co., Inc.	1,791	183,846
Clorox Co.	901	151,242
Colgate-Palmolive Co.	6,176	509,211
Kimberly-Clark Corp.	2,473	340,408
Procter & Gamble Co.	17,753	2,848,470
		4,033,177

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	4,887	$108,394

Industrial Conglomerates - 1.0%
3M Co.	4,234	702,929
General Electric Co.	8,050	760,564
Honeywell International, Inc.	5,047	1,032,010
Roper Technologies, Inc.	774	338,362
		2,833,865
Insurance - 1.8%
Aflac, Inc.	4,462	280,303
Allstate Corp. (The)	2,101	253,528
American International Group, Inc.	6,084	351,351
Aon plc, Class A	1,616	446,727
Arch Capital Group Ltd.*	2,832	131,178
Arthur J Gallagher & Co.	1,522	240,385
Brown & Brown, Inc.	1,727	114,466
Chubb Ltd.	3,158	623,011
Cincinnati Financial Corp.	1,098	129,377
Hartford Financial Services Group, Inc. (The)	2,489	178,884
Markel Corp.*	100	123,274
Marsh & McLennan Cos, Inc.	3,702	568,775
MetLife, Inc.	5,241	351,461
Principal Financial Group, Inc.	1,808	132,092
Progressive Corp. (The)	4,295	466,695
Prudential Financial, Inc.	2,782	310,388
Travelers Cos, Inc. (The)	1,804	299,789
Willis Towers Watson plc	913	213,605
		5,215,289
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A*	2,206	5,969,590
Alphabet, Inc., Class C*	2,052	5,569,066
Match Group, Inc.*	2,075	233,853
Meta Platforms, Inc., Class A*	17,361	5,438,507
Pinterest, Inc., Class A*	4,119	121,758
Snap, Inc., Class A*	7,845	255,276
Twitter, Inc.*	5,854	219,584
		17,807,634
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	3,200	9,572,704
DoorDash, Inc., Class A*	1,187	134,713
eBay, Inc.	4,584	275,361
Etsy, Inc.*	927	145,613
MercadoLibre, Inc.*	342	387,165
Wayfair, Inc., Class A*	570	88,874
		10,604,430

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
IT Services - 5.1%
Accenture plc, Class A	4,635	$1,638,843
Affirm Holdings, Inc., Class A*	1,075	68,875
Akamai Technologies, Inc.*	1,194	136,773
Automatic Data Processing, Inc.	3,088	636,653
Block, Inc., Class A*	3,614	441,956
Broadridge Financial Solutions, Inc.	859	136,770
Cloudflare, Inc., Class A*	2,006	193,378
Cognizant Technology Solutions Corp., Class A	3,847	328,611
EPAM Systems, Inc.*	419	199,503
Fidelity National Information Services, Inc.	4,471	536,162
Fiserv, Inc.*	4,355	460,324
FleetCor Technologies, Inc.*	599	142,718
Gartner, Inc.*	606	178,097
Global Payments, Inc.	2,134	319,844
GoDaddy, Inc., Class A*	1,214	91,912
International Business Machines Corp.	6,585	879,558
Mastercard, Inc., Class A	6,367	2,460,081
MongoDB, Inc., Class A*	486	196,883
Okta, Inc., Class A*	1,082	214,117
Paychex, Inc.	2,354	277,207
PayPal Holdings, Inc.*	8,625	1,482,983
Snowflake, Inc., Class A*	1,701	469,306
Twilio, Inc., Class A*	1,240	255,589
VeriSign, Inc.*	710	154,198
Visa, Inc., Class A	12,302	2,782,344
		14,682,685
Leisure Products - 0.0%†
Peloton Interactive, Inc., Class A*	2,187	59,771

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	2,225	309,987
Avantor, Inc.*	4,467	166,753
Bio-Rad Laboratories, Inc., Class A*	159	95,357
Danaher Corp.	4,667	1,333,782
Illumina, Inc.*	1,149	400,794
IQVIA Holdings, Inc.*	1,403	343,595
Mettler-Toledo International, Inc.*	169	248,883
PerkinElmer, Inc.	923	158,913
Thermo Fisher Scientific, Inc.	2,890	1,679,957
Waters Corp.*	448	143,414
West Pharmaceutical Services, Inc.	543	213,518
		5,094,953
Machinery - 1.5%
Caterpillar, Inc.	3,967	799,588
Cummins, Inc.	1,052	232,366

Investments	Shares	Value
Deere & Co.	2,069	$778,771
Dover Corp.	1,059	179,935
Fortive Corp.	2,627	185,309
IDEX Corp.	558	120,216
Illinois Tool Works, Inc.	2,093	489,594
Ingersoll Rand, Inc.	2,988	167,955
Otis Worldwide Corp.	3,111	265,773
PACCAR, Inc.	2,545	236,660
Parker-Hannifin Corp.	948	293,889
Stanley Black & Decker, Inc.	1,194	208,532
Westinghouse Air Brake Technologies Corp.	1,367	121,526
Xylem, Inc./NY	1,326	139,257
		4,219,371
Media - 1.0%
Charter Communications, Inc., Class A*	907	538,159
Comcast Corp., Class A	33,464	1,672,865
Discovery, Inc., Class A*	1,239	34,580
Discovery, Inc., Class C*	2,243	61,346
Fox Corp., Class A	2,347	95,312
Fox Corp., Class B	1,079	40,117
Liberty Broadband Corp., Class A*	173	25,319
Liberty Broadband Corp., Class C*	1,034	153,456
Liberty Media Corp.-Liberty SiriusXM*	574	26,548
Liberty Media Corp.-Liberty SiriusXM*	1,178	54,812
Omnicom Group, Inc.	1,557	117,336
Sirius XM Holdings, Inc.	6,728	42,790
ViacomCBS, Inc., Class B	4,444	148,652
		3,011,292
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	10,758	400,413
Newmont Corp.	5,842	357,355
Nucor Corp.	2,095	212,433
Southern Copper Corp.	625	39,931
		1,010,132
Multiline Retail - 0.5%
Dollar General Corp.	1,712	356,918
Dollar Tree, Inc.*	1,648	216,251
Target Corp.	3,583	789,800
		1,362,969
Multi-Utilities - 0.7%
Ameren Corp.	1,890	167,719
CMS Energy Corp.	2,120	136,486
Consolidated Edison, Inc.	2,587	223,646
Dominion Energy, Inc.	5,946	479,604
DTE Energy Co.	1,422	171,251
Public Service Enterprise Group, Inc.	3,708	246,693

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
Sempra Energy	2,342	$323,571
WEC Energy Group, Inc.	2,309	224,065
		1,973,035
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	1,729	193,475
Chevron Corp.	14,142	1,857,269
ConocoPhillips	9,681	857,930
Devon Energy Corp.	4,614	233,330
Diamondback Energy, Inc.	1,251	157,826
EOG Resources, Inc.	4,286	477,803
Exxon Mobil Corp.	31,065	2,359,698
Hess Corp.	2,025	186,887
Kinder Morgan, Inc.	14,291	248,092
Marathon Petroleum Corp.	4,513	323,808
Occidental Petroleum Corp.	6,501	244,893
ONEOK, Inc.	3,269	198,363
Phillips 66	3,209	272,091
Pioneer Natural Resources Co.	1,669	365,327
Valero Energy Corp.	2,994	248,412
Williams Cos, Inc. (The)	8,901	266,496
		8,491,700
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	1,701	530,355

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	16,290	1,057,058
Catalent, Inc.*	1,256	130,536
Elanco Animal Health, Inc.*	3,464	90,203
Eli Lilly & Co.	5,827	1,429,888
Johnson & Johnson	19,316	3,327,954
Merck & Co., Inc.	18,530	1,509,824
Pfizer, Inc.	41,184	2,169,985
Royalty Pharma plc, Class A	2,605	104,226
Viatris, Inc.	8,862	132,664
Zoetis, Inc., Class A	3,475	694,270
		10,646,608
Professional Services - 0.5%
Clarivate plc*	2,722	44,804
CoStar Group, Inc.*	2,894	203,043
Equifax, Inc.	896	214,825
IHS Markit Ltd.	2,930	342,194
Jacobs Engineering Group, Inc.	950	123,671
Leidos Holdings, Inc.	1,026	91,776
TransUnion	1,405	144,884
Verisk Analytics, Inc., Class A	1,181	231,630
		1,396,827
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	2,453	248,587

Investments	Shares	Value
Zillow Group, Inc., Class A*	273	$13,612
Zillow Group, Inc., Class C*	1,253	63,251
		325,450
Road & Rail - 1.1%
CSX Corp.	16,258	556,349
JB Hunt Transport Services, Inc.	621	119,567
Lyft, Inc., Class A*	2,194	84,513
Norfolk Southern Corp.	1,787	486,046
Old Dominion Freight Line, Inc.	687	207,426
Uber Technologies, Inc.*	12,220	457,028
Union Pacific Corp.	4,714	1,152,809
		3,063,738
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	8,861	1,012,369
Analog Devices, Inc.	3,945	646,862
Applied Materials, Inc.	6,620	914,752
Broadcom, Inc.	3,019	1,768,772
Enphase Energy, Inc.*	989	138,925
Entegris, Inc.	994	119,121
Intel Corp.	29,849	1,457,228
KLA Corp.	1,113	433,258
Lam Research Corp.	1,032	608,797
Marvell Technology, Inc.	6,057	432,470
Microchip Technology, Inc.	4,067	315,111
Micron Technology, Inc.	8,215	675,848
Monolithic Power Systems, Inc.	317	127,729
NVIDIA Corp.	18,344	4,491,711
NXP Semiconductors NV	1,954	401,430
ON Semiconductor Corp.*	3,160	186,440
Qorvo, Inc.*	809	111,060
QUALCOMM, Inc.	8,219	1,444,571
Skyworks Solutions, Inc.	1,208	176,996
SolarEdge Technologies, Inc.*	383	91,238
Teradyne, Inc.	1,193	140,094
Texas Instruments, Inc.	6,771	1,215,327
Xilinx, Inc.	1,816	351,487
		17,261,596
Software - 10.0%
Adobe, Inc.*	3,492	1,865,776
ANSYS, Inc.*	639	217,266
AppLovin Corp., Class A*	198	12,755
Autodesk, Inc.*	1,613	402,911
Bill.com Holdings, Inc.*	665	125,160
Cadence Design Systems, Inc.*	2,029	308,692
Ceridian HCM Holding, Inc.*	997	75,593
Coupa Software, Inc.*	546	73,311
Crowdstrike Holdings, Inc., Class A*	1,512	273,128
Datadog, Inc., Class A*	1,886	275,563

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Investments	Shares	Value
DocuSign, Inc., Class A*	1,445	$181,738
Fortinet, Inc.*	995	295,754
HubSpot, Inc.*	332	162,282
Intuit, Inc.	2,079	1,154,323
Microsoft Corp.	55,084	17,130,022
Oracle Corp.	11,842	961,097
Palantir Technologies, Inc., Class A*	11,741	160,969
Palo Alto Networks, Inc.*	719	372,011
Paycom Software, Inc.*	353	118,361
PTC, Inc.*	778	90,450
RingCentral, Inc., Class A*	605	106,776
salesforce.com, Inc.*	7,185	1,671,447
ServiceNow, Inc.*	1,460	855,239
Splunk, Inc.*	1,183	146,597
SS&C Technologies Holdings, Inc.	1,623	129,629
Synopsys, Inc.*	1,120	347,760
Trade Desk, Inc. (The), Class A*	3,193	222,041
Tyler Technologies, Inc.*	302	143,088
UiPath, Inc., Class A*	1,897	69,297
Unity Software, Inc.*	1,174	123,446
VMware, Inc., Class A	1,474	189,380
Workday, Inc., Class A*	1,403	354,973
Zendesk, Inc.*	891	87,772
Zoom Video Communications, Inc., Class A*	1,584	244,380
Zscaler, Inc.*	584	150,152
		29,099,139
Specialty Retail - 2.3%
AutoZone, Inc.*	155	307,884
Bath & Body Works, Inc.	1,935	108,495
Best Buy Co., Inc.	1,623	161,131
Burlington Stores, Inc.*	486	115,148
CarMax, Inc.*	1,188	132,070
Carvana Co., Class A*	626	101,450
Home Depot, Inc. (The)	7,742	2,841,160
Lowe's Cos, Inc.	5,077	1,205,026
O'Reilly Automotive, Inc.*	495	322,616
Ross Stores, Inc.	2,607	254,834
TJX Cos, Inc. (The)	8,811	634,128
Tractor Supply Co.	833	181,852
Ulta Beauty, Inc.*	400	145,496
		6,511,290
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	114,351	19,986,268
Dell Technologies, Inc., Class C*	2,128	120,892
Hewlett Packard Enterprise Co.	9,574	156,343
HP, Inc.	8,449	310,332
NetApp, Inc.	1,637	141,617
Seagate Technology Holdings plc	1,506	161,368

Investments	Shares	Value
Western Digital Corp.*	2,284	$118,174
		20,994,994
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*	870	290,371
NIKE, Inc., Class B	9,379	1,388,749
VF Corp.	2,388	155,721
		1,834,841
Tobacco - 0.6%
Altria Group, Inc.	13,495	686,626
Philip Morris International, Inc.	11,415	1,174,032
		1,860,658
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,211	238,680
United Rentals, Inc.*	532	170,304
WW Grainger, Inc.	321	158,930
		567,914
Water Utilities - 0.1%
American Water Works Co., Inc.	1,333	214,346

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	4,311	466,321

Total Common Stocks
(Cost $284,556,742)		287,684,312
Securities Lending Reinvestment†††
Money Market Fund – 0.0%†
Fidelity Investments Money Market
Treasury Portfolio – Institutional Class, 0.02%
(Cost $43,152)	43,152	43,152

Total Investments - 99.9%
(Cost $284,599,894)		$287,727,464
Other Assets Less Liabilities – 0.1%		198,381
Net Assets - 100.0%		$287,925,845

*	Non-income producing security.

†	Represents less than 0.05%.

††	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $44,711, collateralized in the form of cash with a value of $43,152 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $43,152. Collateral is calculated based on prior day's prices.

†††	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $43,152.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

January 31, 2022

Futures Contract Purchased

Engine No. 1 Transform 500 ETF had the following open long future contract as of January 31, 2022:

					Value and
	Number of	Expiration	Trading	Notional	Unrealized
	Contracts	Date	Currency	Amount	Depreciation
S&P 500 E-Mini Stock Index	1	3/18/2022	USD	$225,213	$(5,225)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$287,684,312	$–	$–	$287,684,312
Money Market Fund	43,152	–	–	43,152
Total Investments	$287,727,464	$–	$–	$287,727,464
Other Financial Instruments
Liabilities
Futures Contracts**	$(5,225)	$–	$–	$(5,225)
Total Other Financial Instruments	$(5,225)	$–	$–	$(5,225)

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
** Futures Contracts Purchased.